Cover Page	Jul. 28, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Entity Registrant Name	WASHINGTON REAL ESTATE INVESTMENT TRUST
Entity Central Index Key	0000104894
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-06622
Entity Tax Identification Number	53-0261100
Entity Address, Address Line One	1775 EYE STREET, NW
Entity Address, Address Line Two	SUITE 1000
Entity Address, City or Town	WASHINGTON
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	202
Local Phone Number	774-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest
Trading Symbol	WRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false